Earnings Per Share Earnings Per Share - Basic and Dilutive Net Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income/(loss) from continuing operations attributable to Caesars, net of income taxes	$ (546)				$ (341)					$ (6,949)	$ 5,765	$ (2,640)
Income/(loss) from discontinued operations attributable to Caesars, net of income taxes	0				33					3,380	155	(143)
Net income/(loss) attributable to Caesars	$ (546)	$ (541)	$ (643)	$ (2,077)	$ (308)	$ (76)	$ (791)	$ 15	$ 6,772	$ (3,569)	$ 5,920	$ (2,783)
Weighted-average common shares outstanding - basic										146	145	142
Dilutive potential common shares: Stock options										0	2	0
Weighted Average Number of Shares Outstanding, Basic and Diluted	147				145
Weighted average common shares and dilutive potential common shares										146	147	142
Basic earnings/(loss) per share from continuing operations										$ (47.52)	$ 39.80	$ (18.53)
Basic earnings/(loss) per share from discontinued operations										23.11	1.08	(1.00)
Basic earnings/(loss) per share		$ (3.68)	$ (4.38)	$ (14.25)	$ (2.12)	$ (0.54)	$ (5.44)	$ 0.10	$ 46.81	(24.41)	40.88	(19.53)
Diluted earnings/(loss) per share from continuing operations										(47.52)	39.20	(18.53)
Diluted earnings/(loss) per share from discontinued operations										23.11	1.06	(1.00)
Diluted earnings/(loss) per share		$ (3.68)	$ (4.38)	$ (14.25)	(2.12)	$ (0.54)	$ (5.44)	$ 0.10	$ 46.12	$ (24.41)	$ 40.26	$ (19.53)
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ (3.71)				(2.35)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic and Diluted Share	0.00				0.23
Earnings Per Share, Basic and Diluted	$ (3.71)				$ (2.12)